Exhibit 99.1

Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$29,179.02	0.0000691	$-	-	$29,179.02
Class A-4 Notes	$163,200,000.00	1.0000000	$147,623,705.51	0.9045570	$15,576,294.49
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$235,259,179.02	0.1580799	$219,653,705.51	0.1475939	$15,605,473.51

Weighted Avg. Coupon (WAC)	4.12%		4.13%
Weighted Avg. Remaining Maturity (WARM)	25.94		25.07
Pool Receivables Balance	$268,271,392.77		$252,466,861.44
Remaining Number of Receivables	32,198		31,528

Adjusted Pool Balance	$265,912,923.38		$250,307,449.86

III. COLLECTIONS

Principal:
Principal Collections	$15,357,074.59
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$397,616.36
Total Principal Collections	$15,754,690.95

Interest:
Interest Collections	$898,391.96
Late Fees & Other Charges	$53,277.07
Interest on Repurchase Principal	$-
Total Interest Collections	$951,669.03

Collection Account Interest	$2,799.29
Reserve Account Interest	$698.75
Servicer Advances	$-

Total Collections	$16,709,858.02

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$16,709,858.02
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$16,709,858.02

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$223,559.49	$-	$223,559.49	$223,559.49
Collection Account Interest					$2,799.29
Late Fees & Other Charges					$53,277.07
Total due to Servicer					$279,635.85

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$13.62		$13.62
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$102,013.62		$102,013.62	$102,013.62

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$16,252,372.30

7. Regular Principal Distribution Amount:					$15,605,473.51

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$29,179.02
Class A-4 Notes				$15,576,294.49
Class A Notes Total:		$15,605,473.51		$15,605,473.51
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$15,605,473.51		$15,605,473.51

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					646,898.79

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,358,469.39
Beginning Period Amount	$2,358,469.39
Current Period Amortization	$199,057.82
Ending Period Required Amount	$2,159,411.58
Ending Period Amount	$2,159,411.58
Next Distribution Date Amount	$1,970,294.30

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	February 2016
Distribution Date	03/15/16
Transaction Month	38
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$30,653,744.36	$30,653,744.36	$30,653,744.36
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	11.53%	12.25%	12.25%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.36%	31,010	97.79%	$246,888,379.79
30 - 60 Days	1.30%	409	1.74%	$4,380,788.44
61 - 90 Days	0.29%	93	0.41%	$1,031,322.57
91-120 Days	0.05%	16	0.07%	$166,370.64
121 + Days	0.00%	0	0.00%	$-
Total		31,528		$252,466,861.44

Delinquent Receivables 30+ Days Past Due
Current Period	1.64%	518	2.21%	$5,578,481.65
1st Preceding Collection Period	2.12%	682	2.84%	$7,630,528.70
2nd Preceding Collection Period	2.19%	722	2.90%	$8,296,638.04
3rd Preceding Collection Period	2.03%	684	2.67%	$8,106,672.01
Four-Month Average	2.00%		2.66%

Repossession in Current Period		20		$221,607.01
Repossession Inventory		65		$131,798.37

Current Charge-Offs
Gross Principal of Charge-Offs				$447,456.74
Recoveries				$(397,616.36)
Net Loss				$49,840.38

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.22%

Average Pool Balance for Current Period				$260,369,127.11

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.23%
1st Preceding Collection Period				0.48%
2nd Preceding Collection Period				-0.09%
3rd Preceding Collection Period				0.01%
Four-Month Average				0.16%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		42	2,281	$33,503,798.62
Recoveries		49	2,053	$(20,947,648.65)
Net Loss				$12,556,149.97
Cumulative Net Loss as a % of Initial Pool Balance				0.81%

Net Loss for Receivables that have experienced a Net Loss *		36	1,901	$12,677,856.88
Average Net Loss for Receivables that have experienced a Net Loss				$6,669.05

Principal Balance of Extensions				$1,079,091.50
Number of Extensions				96

* Excludes receivables with recovered amounts in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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